Summary of significant accounting policies - Summary of Intangible Assets with a Definite Useful Life (Detail)	12 Months Ended
Dec. 31, 2021
Know how
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	20.00%
Bottom of range [member] | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	2.50%
Bottom of range [member] | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	10.00%
Bottom of range [member] | Development costs and other intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	10.00%
Top of range [member] | Concessions, licenses, trademarks and patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	25.00%
Top of range [member] | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	33.00%
Top of range [member] | Development costs and other intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets with a definite useful life	33.00%